Costs and Estimated Earnings on Uncompleted Contracts	12 Months Ended
Jan. 31, 2017
Contractors [Abstract]
Costs and Estimated Earnings on Uncompleted Contracts

(2) Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consisted of the following:

	As of January 31,
(in thousands)	2017	2016
Cost incurred on uncompleted contracts	$658,553	$663,335
Estimated earnings	213,142	246,616
	871,695	909,951
Less: Billing to date	842,232	872,141
Total	$29,463	$37,810
Included in accompanying balance sheets under the following captions:
Costs and estimated earnings in excess of billing on uncompleted contracts	$48,623	$54,384
Long-term retainage	-	87
Billings in excess of costs and estimated earnings on uncompleted contracts	(19,160)	(16,661)
Total	$29,463	$37,810

We bill our customers based on specific contract terms. Substantially all billed amounts are collectible within one year. As of January 31, 2017 and 2016, our costs and estimated earnings in excess of billings on uncompleted contracts included unbilled contract retainage amounts of $19.1 million and $16.2 million, respectively.